Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Non-current assets
Property, plant and equipment	$ 7,442	$ 7,421	$ 7,514
Right-of-use assets	702
Goodwill	11,668	11,707	11,717
Intangible assets	22,257	21,959	24,887
Derivative financial instruments	124	157	459
Investments in associates and joint ventures	73	89	157
Other investments	1,362	833	1,089
Other receivables	454	515	738
Deferred tax assets	2,588	2,379	2,334
Total non-current assets	46,670	45,060	48,895
Current assets
Inventories	3,197	2,890	3,118
Trade and other receivables	5,319	5,574	5,257
Other investments	819	849	799
Derivative financial instruments	210	258	33
Income tax receivable	246	207	264
Cash and cash equivalents	5,428	4,831	2,978
Assets held for sale		982
Total current assets	15,219	15,591	12,449
Total assets	61,889	60,651	61,344
Current liabilities
Interest-bearing loans and borrowings	(1,629)	(1,754)	(4,215)
Lease liabilities	(206)
Trade and other payables	(12,637)	(12,841)	(10,913)
Derivative financial instruments	(11)	(27)	(23)
Provisions	(410)	(506)	(777)
Income tax payable	(1,141)	(1,164)	(1,273)
Current liabilities	(16,034)	(16,292)	(17,201)
Non-current liabilities
Interest-bearing loans and borrowings	(17,355)	(17,359)	(15,452)
Lease liabilities	(514)
Derivative financial instruments	(2)	(4)	(4)
Deferred tax liabilities	(2,932)	(3,286)	(3,740)
Retirement benefit obligations	(2,632)	(2,511)	(2,209)
Provisions	(376)	(385)	(391)
Other payables	(6,973)	(6,770)	(8,075)
Total non-current liabilities	(30,784)	(30,315)	(29,871)
Total liabilities	(46,818)	(46,607)	(47,072)
Net assets	15,071	14,044	14,272
Equity
Share capital	328	317	317
Share premium account	7,911	4,427	4,409
Other reserves	2,044	2,041	2,040
Retained earnings	3,265	5,683	5,879
Total equity attributable to owners of parent	13,548	12,468	12,645
Non-controlling interests	1,523	1,576	1,627
Total equity	$ 15,071	$ 14,044	$ 14,272